Basis Of Preparation Of The Financial Statements - Schedule of Direct Equity Investments (Details)	12 Months Ended
Dec. 31, 2025
Basis Of Preparation Of The Financial Statements
Form of valuation	Consolidation
Percentage of ownership in subsidiary direct interest	100.00%
Form of valuation	Consolidation
Percentage of ownership in subsidiary direct interest	100.00%
Form of valuation	Consolidation
Percentage of ownership in subsidiary direct interest	99.57%
Form of valuation	Consolidation
Percentage of ownership in subsidiary direct interest	100.00%